Utility Plant and Leases - Schedule of Future Minimum Lease Payments for Capital Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Leases [Abstract]
2017	$ 931
2018	546
2019	84
2020	0
2021	0
Thereafter	0
Future minimum lease payments due	1,561
Less: amount representing interest	(101)
Total minimum lease payments	$ 1,460